3. Intangible Assets	33 Months Ended
Sep. 30, 2012
Intangible Assets Disclosure [Text Block]
3.      Intangible Assets

	Cost $	Accumulated Depreciation $	Impairment $	December 31, 2011 Net Carrying Value $	December 31, 2010 Net Carrying Value $
License	92,538	–	92,538	–	–

	92,538	–	92,538	–	–

On August 16, 2011, the Company acquired the License and related assets in exchange for the issuance of a $325,000 note payable, which is unsecured, bearing interest at 10% per annum, and due on August 16, 2012, and the issuance of 250,000,000 common shares of the Company, and 7,500,000 Class A preferred shares of the Company.  The assets were valued at cost totaling $82,538, based on certain historical costs incurred by the seller.

On October 7, 2011, the Company expanded its intellectual property portfolio by entering into a certain license agreement with Hillwinds Energy Development Corp. (“HEDC), in exchange for a cash payment of $10,000.

For the year ended December 31, 2011, management reviewed the intangible assets for indications of impairment and decided to fully impair these assets based on the difficulty to fairly value these assets.